CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,819,073)	$ (7,058,158)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		900,938
(Recovery of) provision for expected credit losses	(62,132)	349,960
Realized gain on sale/exchange of cryptocurrencies		(92,680)
Impairment loss of long-lived assets		4,530,587
Stock compensation expense		42,009
Amortization of convertible debenture issuance costs and discounts	543,605	283,235
Interest expense of convertible debenture		130,210
Interest expense of third-party loans		8,515
Changes in operating assets and liabilities
Cryptocurrencies - mining, net of mining pool operating fees		(2,967,053)
Other receivables	766,593	(956,456)
Prepayments	(978,667)	258,264
Security deposits		145,860
Accounts payable		(667,912)
Other payables and accrued liabilities	(375,528)	472,317
Net cash used in operating activities	(2,925,202)	(4,620,364)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of cryptocurrencies		4,668,828
Loan to a third party		(950,000)
Repayments from loans to third parties	1,545,888	0
Net cash provided by investing activities	1,545,888	3,718,828
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through private offerings		2,903,662
Repayments to third party loans		(819,000)
Payments of convertible debenture interest expense		(130,210)
Payments of third -party loans interest expense		(8,515)
Proceeds from convertible debentures, net of issuance costs		6,127,334
Repayments of convertible debenture		(300,000)
Net cash provided by financing activities		7,773,271
CHANGES IN CASH AND CASH EQUIVALENTS	(1,379,314)	6,871,735
CASH AND CASH EQUIVALENTS, beginning of year	1,409,070	16,274
CASH AND CASH EQUIVALENTS, end of year	29,756	6,888,009
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest		138,725
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Conversion of convertible debenture into ordinary shares	$ 10,545	$ 244,078